CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Preferred Stock Series A Preferred	Preferred Stock	Additional Paid-in Capital Series A Preferred	Additional Paid-in Capital	Accumulated Deficit	Series A Preferred	Total
Balance at Jun. 30, 2014	$ 169,000				$ 316,760,000	$ (271,753,000)		$ 45,176,000
Balance (in shares) at Jun. 30, 2014	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss						(13,392,000)		$ (13,392,000)
Common stock issued for:
Exercise of stock options (in shares)								0
Amortization of fair value of stock options					644,000			$ 644,000
Balance at Jun. 30, 2015	$ 169,000				317,404,000	(285,145,000)		32,428,000
Balance (in shares) at Jun. 30, 2015	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss						(22,846,000)		$ (22,846,000)
Common stock issued for:
Exercise of stock options (in shares)								0
Amortization of fair value of stock options					353,000			$ 353,000
Balance at Jun. 30, 2016	$ 169,000				317,757,000	(307,991,000)		9,935,000
Balance (in shares) at Jun. 30, 2016	21,046,591
Increase (Decrease) in Shareholders' Equity
Net loss						(8,966,000)		(8,966,000)
Common stock issued for:
Preferred Stock Issuance (in shares)		1,191
Stock Issued for Settlement	$ 1,000				1,307,000			1,308,000
Stock Issued for Settlement (in shares)	600,000			1,191,000			1,191,000
Exercise of stock options					64,000			64,000
Exercise of stock options (in shares)	58,610
Stock issued in lieu of cash bonus					57,000			57,000
Stock issued in lieu of cash bonus (in shares)	134,945
Amortization of fair value of stock options					146,000			146,000
Beneficial conversion feature (discount)					(1,009,000)			(1,009,000)
Beneficial conversion feature					1,009,000			1,009,000
Discount (Investor warrants and other)					(230,000)			(230,000)
Other					47,000			47,000
Cost of issuance of preferred stock					(197,000)			(197,000)
Balance at Mar. 31, 2017	$ 170,000		$ 1,191		$ 320,142,000	$ (316,957,000)		$ 3,355,000
Balance (in shares) at Mar. 31, 2017	21,840,146